Registration No. 33-59474

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

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POST-EFFECTIVE AMENDMENT NO. 103 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940
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PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)

The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)
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Telephone Number (515) 248-3842
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Copy to:
	MICHAEL D. ROUGHTON	JOHN W. BLOUCH, Esq.
	The Principal Financial Group	Drinker Biddle & Reath, LLP
	Des Moines, Iowa 50392	1500 K Street, N.W.
Washington, DC 20005-1209

(Name and address of agent for service)
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It is proposed that this filing will become effective (check appropriate box)
____	immediately upon filing pursuant to paragraph (b) of Rule 485
_XXX_	on October 14, 2011 pursuant to paragraph (b) of Rule 485
____	60 days after filing pursuant to paragraph (a)(1) of Rule 485
____	on (date) pursuant to paragraph (a)(1) of Rule 485
____	75 days after filing pursuant to paragraph (a)(2) of Rule 485
____	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)
_XXX_	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 103 to the Registration Statement on Form N-1A for Principal Funds, Inc.
("Registrant") incorporates by reference the Prospectuses, Statement of Additional Information and Part C that are contained in the Registrant's Post-Effective Amendment No. 102, which was filed with the Securities and
Exchange Commission on July 11, 2011 (SEC Accession Number 0000898745-11-000480). The sole purpose of this Post-Effective Amendment, which is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of
1933, is to extend the effective date of Post-Effective Amendment No. 102 to October 14, 2011.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has
duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 21st day of September, 2011.

Principal Funds, Inc.
(Registrant)

/s/ N. M. Everett
___________________________________________
N. M. Everett
President, Chief Executive Officer
and Director

Attest:

/s/ Beth Wilson
___________________________________________
Beth Wilson
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

___________________________________________	Chairman of the Board	September 21, 2011
R. C. Eucher

/s/ N. M. Everett
___________________________________________	President, Chief Executive	September 21, 2011
N. M. Everett	Officer and Director (Principal
Executive Officer)

/s/ L. A. Rasmussen
___________________________________________	Vice President,	September 21, 2011
L. A. Rasmussen	Controller and Chief
Financial Officer
(Principal Financial
Officer and Controller)

/s/ M. J. Beer
___________________________________________	Executive Vice President	September 21, 2011
M. J. Beer

(E. Ballantine)*
___________________________________________	Director	September 21, 2011
E. Ballantine

(K. Blake)*
___________________________________________	Director	September 21, 2011
K. Blake

(C. Damos)*
___________________________________________	Director	September 21, 2011
C. Damos

(R. W. Gilbert)*
___________________________________________	Director	September 21, 2011
R. W. Gilbert

(M. A. Grimmett)*
___________________________________________	Director	September 21, 2011
M. A. Grimmett

(F. S. Hirsch)*
___________________________________________	Director	September 21, 2011
F. S. Hirsch

(W. C. Kimball)*
___________________________________________	Director	September 21, 2011
W. C. Kimball

(B. A. Lukavsky)*
___________________________________________	Director	September 21, 2011
B. A. Lukavsky

(W. G. Papesh)*
___________________________________________	Director	September 21, 2011
W. G. Papesh

(D. Pavelich)*
___________________________________________	Director	September 21, 2011
D. Pavelich

/s/ M. J. Beer
*By	___________________________________________
M. J. Beer
Executive Vice President

* Pursuant to Powers of Attorney
Previously filed on December 12, 2008